Cover	Nov. 12, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-39868
Entity Registrant Name	Motorsport Games Inc.
Entity Central Index Key	0001821175
Entity Tax Identification Number	86-1791356
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3350 SW 148th
Entity Address, Address Line Two	Avenue,
Entity Address, Address Line Three	Suite 207
Entity Address, City or Town	Miramar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33027
City Area Code	(305)
Local Phone Number	413-0812
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, $0.0001 par value per share
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	MSGM
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ